Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	$ 48,204		$ 65,443		$ 18,282
Contingent consideration					328	[1]
Total liabilities					328
Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	48,204	[2]	65,443	[3]	18,282	[3]
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	48,204		65,443		18,282
Level 1 | Money market mutual funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	48,204	[2]	65,443	[3]	18,282	[3]
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration					328	[1]
Total liabilities					$ 328

[1]	Contingent consideration related to acquisitions is classified within Level 3 because the liabilities are valued using significant unobservable inputs. The Company estimated the fair value of the acquisition-related contingent consideration using a probability-weighted discounted cash flow method. On the consolidated statements of operations and comprehensive loss, change in fair value related to changes in estimated contingent consideration to be paid is included in "Change in fair value of contingent consideration", and accretion of the discount on contingent consideration is included in "Other expense".
[2]	Money market funds are classified as cash equivalents in the Company's unaudited consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.
[3]	Money market funds are classified as cash equivalents in the Company's consolidated balance sheets. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, the Company's cash equivalent money market funds have carrying values that approximate fair value.